CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS
4.	CASH AND CASH EQUIVALENTS

The following table summarizes cash and cash equivalents:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Bank deposits	86,757	6,572	46
Time deposits with banks	4,700	4,600	32
Cash on hand	2,597	2,176	15
Total	94,054	13,348	93

The Company’s cash and cash equivalents were held at well capitalized financial institutions in Japan.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS